Investment in Equity Investee - Additional Information (Detail) ₨ in Thousands	Mar. 31, 2020 INR (₨) MW	Mar. 31, 2020 USD ($) MW	Jun. 25, 2019 MW	Mar. 31, 2019 INR (₨)
Schedule Of Equity Method Investments [Line Items]
Investment in equity investee	₨ 26	$ 300		₨ 0
Ownership interest	26.00%	26.00%
Percentage committed for investment	26.00%	26.00%
Azure Power India Private Limited [Member] | Joint Venture Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Capacity of solar power project	500	500
Capacity of solar power to procure under purchase commitment			2,800
Investment in equity investee	₨ 26	$ 300
Ownership interest	26.00%	26.00%
Percentage committed for investment	26.00%	26.00%